Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2013
Share-based Payments
Schedule of share options were granted to executive officers, employees and a non-employee of the Group under the 2011 and 2012 stock incentive plan

During the year ended December 31, 2011, 2012 and 2013, a total of 7,167,138, 758,048 and 450,569 share options were granted to executive officers, employees and a non-employee of the Group under the 2011 and 2012 stock incentive plan respectively.

Grant date	Exercise Price per share	Number of options	Vesting period
	$
March 18, 2011	0.5	1,470,000	36% of the shares shall vest at the first anniversary of the grant date, and 1/36th of the total shares shall vest at the end of each month thereafter
March 18, 2011	0.5	183,750	29% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
March 18, 2011	0.5	735,000	37.5% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
March 18, 2011	0.5	735,000	56% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
March 18, 2011	0.5	367,500	33% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
March 28, 2011	0.5	945,000	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
July 10, 2011	0.5	50,000	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
August 30, 2011	2.52	819,638	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
November 30, 2011	2.52	551,250	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
November 30, 2011	2.50	1,310,000	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
February 1, 2012	2.52	204,910	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
April 16, 2012	2.50	553,138	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
January 1, 2013	0.50	400,000	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
March 22, 2013	2.50	50,569	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter

Share-based Payments
Schedule of share option movements

	Options outstanding	Weighted average exercise price per share	Weighted average remaining contractual life per share	Weighted average fair value at grant date	Weighted average intrinsic value per option	Aggregate intrinsic value
		$	$			$
As of January 1, 2011	—	—	—
Granted during the period	7,167,138	1.25	3.61 years	3.40	3.09	22,119,207

Outstanding as of December 31, 2011	7,167,138	1.25	3.06 years
Granted	758,048	2.51	3.26 years	1.91	0.59	449,469
Exercised	(146,316)	1.31	2.53 years	3.62	5.74	840,014
Forfeited	(376,028)	0.90	2.42 years	1.88

Outstanding as of December 31, 2012	7,402,842	1.16	2.16 years	4.13	7.76	57,439,086
Granted	450,569	0.72	3.03 years	8.88	41.12	18,525,384
Exercised	(1,905,026)	1.18	1.12 years	3.95	40.66	77,465,457
Forfeited	(507,625)	0.84	0.62 years	3.09

Outstanding as of December 31, 2013	5,440,760	1.18	1.37 years

Non-vested as of December 31, 2013	3,011,321			11.49

Options vested and expected to vest as of December 31, 2013	5,336,574	1.17	1.36 years			217,052,749

Exercisable as of December 31, 2013	3,090,376	0.96	1.03 years			126,337,151

Schedule of fair value of the options immediately before and after the modification

	Before Modification	After Modification
Expected dividend yield	0%	0%
Risk-free interest rate	3.00%	3.00%
Expected volatility	42.55%	42.55%
Expected life	4.5 years	4.5 years
Exercise multiples	2.2 times	2.2 times
Fair value of underlying ordinary shares	2.78	2.78
Exercise price	2.52	0.50

Summary of information regarding the ordinary shares granted during the year

	Number of ordinary shares	Weighted average granted date fair value(A)
Ordinary shares granted as share-based compensation outstanding as of January 1, 2011	—	—
Granted (note 16(b))	18,632,250	3.43
Granted (note 16(c))	1,521,007	4.08
Vested	(20,153,257)

Outstanding as of December 31, 2011	—	—

Note A: The fair value of ordinary shares are determined using the same methodologies as described in note 15(a) footnote 6(i), with the assistance of an independent valuation firm.

Schedule of share-based compensation expenses

	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012	1.1.2013 to 12.31.2013
	$	$	$
Fulfillment expenses	(297,095)	(292,866)	(721,531)
Marketing expenses	(184,404)	(169,100)	(381,326)
Technology and content expenses	(729,420)	(897,133)	(3,275,228)
General and administrative expenses	(72,716,983)	(6,237,850)	(8,078,178)

	(73,927,902)	(7,596,949)	(12,456,263)

Binomial model
Share-based Payments
Schedule of assumptions used in determining the fair value of the share options

Assumptions	2011	2012	2013
Expected dividend yield	0%	0%	0%
Risk-free interest rate	2.853%~4.127%	2.5362%~3.002%	3.19%~3.3%
Expected Volatility range	54%~56.68%	51.33%~53.12%	24.09%~34.77%
Expected life	10 years	10 years	10 years
Exercise multiples	2.2 to 2.8 times	2.2 to 2.8 times	2.2 to 2.8 times
Weighted average Fair value of underlying ordinary shares	3.39	8.36	8.88